Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Unrecognized benefit from prior years	$ 11,366	$ 11,021	$ 9,911
Decreases from prior period tax positions	(38)	(216)
Increases from current period tax positions	331	561	1,461
Decreases from settlements with taxing authorities	(1,347)		(351)
Ending unrecognized benefit	$ 10,312	$ 11,366	$ 11,021